DAVIS TAX-FREE HIGH INCOME FUND, INC.
SECURITIES ACT OF 1933-FILE NUMBER #2-74216
RULE 24f-2 NOTICE (INVESTMENT COMPANY ACT OF 1940)

Davis Tax-Free High Income Fund, Inc. hereby files its Rule 24f-2 notice in respect to payment of the filing fee due for the shares of common stock sold as described below:

NAME AND ADDRESS OF ISSUER
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Davis Tax-Free High Income Fund, Inc.
124 East Marcy Street
Santa Fe, New Mexico  87501

FISCAL YEAR FOR WHICH NOTICE FILED
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October 1, 1994 through September 30, 1995 (hereinafter referred to as the "fiscal period").

NUMBER OF SHARES (hereinafter referred to as "shares")  REGISTERED OTHER
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THAN UNDER RULE 24f-2 AND REMAINING UNSOLD OF SEPTEMBER 30,1995.
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None

NUMBER OF SHARES REGISTERED DURING THE FISCAL PERIOD UNDER THE
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SECURITIES ACT OF 1933 OTHER THAN UNDER 24f-2
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None

NUMBER OF SHARES SOLD DURING THE FISCAL PERIOD
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8,075,254

NUMBER OF SHARES SOLD DURING THE FISCAL PERIOD PURSUANT TO
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REGISTRATION UNDER RULE 24f-2
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8,075,254

CALCULATION OF FEE
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     (A)     Shares Sold pursuant to 24f-2     Aggregate Sales Price
	         -----------------------------     ---------------------
                    8,075,254                        $72,321,877

     (B)     Shares Redeemed                   Aggregate Redemption Price
	         ---------------                   --------------------------
              (10,567,162)                          ($95,827,693)

     Net aggregate sales price:  (A)   minus   (B)   equals   =  ($23,505,816)
     Fee Due:   (1/29 of 1% of   ($23,505,816)  equals   $ -0- )

Executed this  7th day of November   , 1995
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By: /s/ Carl R. Luff
    _________________________________
    Carl R. Luff, Treasurer

Exhibit:  Opinion of Counsel dated October 5, 1995
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